RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Amount of surveys services		$ 900	$ 490
Revenues	$ 5,843	$ 6,745	3,336
Compass Networks [Member]
Related Party Transaction [Line Items]
Cash consideration			$ 833
Percentage of acquisitions		11.00%	14.00%
Rad Bynet [Member]
Related Party Transaction [Line Items]
Reimbursements for services provided	1,801	$ 2,242	$ 1,856
Fitel [Member]
Related Party Transaction [Line Items]
Revenues	5,594
Inventories [Member] | Rad Bynet [Member]
Related Party Transaction [Line Items]
Expenses	83	152	78
Purchase Of Property And Equpment [Member]
Related Party Transaction [Line Items]
Expenses	274	46	148
Purchase Of Property And Equpment [Member] | Rad Bynet [Member]
Related Party Transaction [Line Items]
Expenses	274	46	148
Rent And Maintenance [Member]
Related Party Transaction [Line Items]
Expenses	$ 2,099	$ 1,936	$ 1,960